TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	December 31, 2017	December 31, 2016
Subscribers	11,723	11,360
Roaming	7,650	8,083
Dealers	3,204	2,723
Interconnect	2,121	2,517
Other trade receivables	4,272	4,805
Other receivables	1,391	2,477
Allowance for doubtful accounts	(2,344)	(2,160)

Trade and other receivables	28,017	29,805

Analysis of the age of trade and other accounts receivables past due but not impaired

	December 31, 2017	December 31, 2016
Neither past due nor impaired	22,551	24,100
Past due, but not impaired:
Less than 60 days	3,265	3,225
61-150 days	872	1,205
More than 150 days	1,329	1,275

Total	28,017	29,805

Schedule of changes in the allowance for doubtful accounts receivable

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Balance, beginning of the year	(2,160)	(2,928)	(2,166)
Allowance for doubtful accounts	(2,880)	(2,863)	(3,269)
Accounts receivable written off	2,696	3,459	2,507
Disposal of subsidiary	—	172	—

Balance, end of the year	(2,344)	(2,160)	(2,928)